United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/16

Date of Reporting Period: Six months ended 05/31/16

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2016
Share Class	Ticker
A	CAPAX
B	CAPBX
C	CAPCX
F	CAPFX
R	CAPRX
Institutional	CAPSX

Federated Capital Income Fund
Fund Established 1988

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2015 through May 31, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Domestic Equity Securities	36.9%
Domestic Fixed-Income Securities	22.8%
International Fixed-Income Securities	11.8%
U.S. Government Agency Mortgage-Backed Securities	10.3%
International Equity Securities	6.7%
Foreign Governments/Agencies	5.0%
Non-Agency Mortgage-Backed Securities	2.4%
Asset-Backed Securities	1.0%
U.S. Treasury	0.8%
Derivative Contracts[2,3]	(0.0)%
Other Security Type[3,4]	0.0%
Cash Equivalents[5]	3.6%
Other Assets and Liabilities—Net[6]	(1.3)%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
4	Other Security Type consists of option contracts.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

At May 31, 2016, the Fund's sector composition7 for its equity securities was as follows:
Sector Composition	Percentage of Equity Securities
Financials	20.5%
Information Technology	12.5%
Health Care	11.9%
Utilities	11.9%
Industrials	10.1%
Energy	9.2%
Consumer Staples	9.0%
Telecommunication Services	6.9%
Consumer Discretionary	6.8%
Materials	1.2%
TOTAL	100.0%
7	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2016 (unaudited)
Shares or Principal Amount		Value
	COMMON STOCKS—32.4%
	Consumer Discretionary—3.0%
87,371	Comcast Corp., Class A	$5,530,584
218,070	Darden Restaurants, Inc.	14,791,688
89,510	Foot Locker, Inc.	5,005,399
654,406	Ford Motor Co.	8,827,937
20,082	Home Depot, Inc.	2,653,234
35,563	Lowe's Cos., Inc.	2,849,663
371,887	M.D.C. Holdings, Inc.	8,642,654
725,177	Regal Entertainment Group	15,250,472
104,929	TJX Cos., Inc.	7,987,196
	TOTAL	71,538,827
	Consumer Staples—3.0%
353,267	Altria Group, Inc.	22,481,912
48,186	Campbell Soup Co.	2,918,626
215,322	ConAgra Foods, Inc.	9,840,216
96,319	General Mills, Inc.	6,046,907
41,434	Kimberly-Clark Corp.	5,263,775
27,590	PepsiCo, Inc.	2,791,280
219,109	Philip Morris International, Inc.	21,621,676
	TOTAL	70,964,392
	Energy—4.0%
285,423	BP PLC, ADR	8,962,282
136,401	Baker Hughes, Inc.	6,326,278
201,136	Canadian Natural Resources Ltd.	5,981,785
343,543	ENI S.p.A, ADR	10,460,884
102,543	Exxon Mobil Corp.	9,128,378
261,929	National Oilwell Varco, Inc.	8,630,561
524,702	Noble Corp. PLC	4,376,015
140,586	Royal Dutch Shell PLC	6,817,015
84,830	Schlumberger Ltd.	6,472,529
201,453	Suncor Energy, Inc.	5,570,176
392,422	Technip SA	5,340,863
32,780	Tesoro Petroleum Corp.	2,559,462
270,877	Total SA, ADR	13,142,952
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Energy—continued
43,887	Valero Energy Corp.	$2,400,619
	TOTAL	96,169,799
	Financials—6.9%
81,827	Allstate Corp.	5,524,141
48,376	American International Group, Inc.	2,800,003
545,517	Bank of America Corp.	8,068,197
7,464	Blackrock, Inc.	2,715,776
30,034	CME Group, Inc.	2,940,028
22,146	Chubb Ltd.	2,803,905
67,884	Cincinnati Financial Corp.	4,690,784
89,075	Digital Realty Trust, Inc.	8,502,209
279,582	General Growth Properties, Inc.	7,512,368
116,617	Hartford Financial Services Group, Inc.	5,267,590
756,627	Hospitality Properties Trust	19,369,651
282,796	JPMorgan Chase & Co.	18,458,095
43,113	Marsh & McLennan Cos., Inc.	2,848,476
233,989	Metlife, Inc.	10,658,199
83,821	NASDAQ, Inc.	5,533,024
1,174,626	Old Republic International Corp.	22,505,834
99,015	PNC Financial Services Group	8,885,606
38,700	Sun Communities, Inc.	2,702,421
194,726	Sun Life Financial Services of Canada	6,716,100
69,310	T. Rowe Price Group, Inc.	5,341,029
133,311	U.S. Bancorp	5,708,377
61,219	Vornado Realty Trust	5,847,639
	TOTAL	165,399,452
	Health Care—2.9%
16,680	Amgen, Inc.	2,634,606
86,780	Gilead Sciences, Inc.	7,555,067
757,282	Glaxosmithkline PLC, ADR	32,086,038
71,708	Johnson & Johnson	8,080,774
258,355	Merck & Co., Inc.	14,535,052
163,398	Pfizer, Inc.	5,669,911
	TOTAL	70,561,448
	Industrials—3.0%
33,270	Alaska Air Group, Inc.	2,209,128
63,478	Boeing Co.	8,007,750
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Industrials—continued
801,865	Donnelley (R.R.) & Sons Co.	$13,062,381
43,236	Eaton Corp PLC	2,664,635
52,424	Fluor Corp.	2,766,939
20,425	General Dynamics Corp.	2,897,695
273,495	General Electric Co.	8,267,754
18,845	Huntington Ingalls Industries, Inc.	2,891,011
182,539	Masco Corp.	5,958,073
100,783	Nielsen Holdings PLC	5,380,804
13,468	Northrop Grumman Corp.	2,864,240
117,577	Republic Services, Inc.	5,676,617
26,376	United Technologies Corp.	2,652,898
95,695	Waste Management, Inc.	5,832,610
	TOTAL	71,132,535
	Information Technology—5.4%
25,342	Apple, Inc.	2,530,652
72,039	Avnet, Inc.	2,955,760
263,137	CA, Inc.	8,504,588
103,011	CSRA, Inc.	2,551,583
682,769	Cisco Systems, Inc.	19,834,440
205,234	EMC Corp. Mass	5,736,290
312,052	Hewlett Packard Enterprise Co.	5,763,600
340,260	Intel Corp.	10,748,813
37,162	International Business Machines Corp.	5,713,286
447,933	Maxim Integrated Products, Inc.	17,003,537
620,098	Microsoft Corp.	32,865,194
132,561	TE Connectivity Ltd.	7,953,660
137,927	Texas Instruments, Inc.	8,358,376
	TOTAL	130,519,779
	Materials—0.5%
52,003	Avery Dennison Corp.	3,867,983
106,463	Dow Chemical Co.	5,467,940
78,675	International Paper Co.	3,316,938
	TOTAL	12,652,861
	Telecommunication Services—3.0%
68,012	AT&T, Inc.	2,662,670
410,413	BCE, Inc.	18,895,414
671,823	CenturyLink, Inc.	18,219,840
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Telecommunication Services—continued
630,691	Verizon Communications	$32,102,172
	TOTAL	71,880,096
	Utilities—0.7%
220,200	National Grid PLC, ADR	16,252,962
	TOTAL COMMON STOCKS (IDENTIFIED COST $736,368,190)	777,072,151
	CORPORATE BONDS—4.5%
	Basic Industry - Chemicals—0.1%
$350,000	Albemarle Corp., 4.150%, 12/01/2024	356,907
370,000	Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/01/2044	368,931
1,110,000	Valspar Corp., Sr. Unsecd. Note, 3.300%, 02/01/2025	1,097,129
1,750,000	Valspar Corp., Sr. Unsecd. Note, 4.400%, 02/01/2045	1,632,967
	TOTAL	3,455,934
	Basic Industry - Metals & Mining—0.0%
475,000	Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 04/15/2026	483,586
60,000	Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	65,777
	TOTAL	549,363
	Basic Industry - Paper—0.0%
100,000	Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	105,799
	Capital Goods - Aerospace & Defense—0.1%
1,000,000	Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 03/01/2025	1,014,349
411,000	Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	433,376
	TOTAL	1,447,725
	Capital Goods - Building Materials—0.0%
240,000	Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	249,600
	Chemicals—0.2%
4,803,000	Ashland, Inc., Conv. Bond, Series UNIT, 6.500%, 06/30/2029	3,969,487
	Communications - Cable & Satellite—0.1%
530,000	Comcast Corp., Sr. Unsecd. Note, 2.750%, 03/01/2023	541,302
950,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 09/01/2041	959,999
	TOTAL	1,501,301
	Communications - Media & Entertainment—0.1%
800,000	21st Century Fox America, 3.000%, 09/15/2022	821,826
800,000	CBS Corp., 4.900%, 08/15/2044	817,305
550,000	Discovery Communications, Sr. Unsecd. Note, 4.900%, 03/11/2026	581,434
550,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 05/13/2045	510,681
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Communications - Media & Entertainment—continued
$550,000		Viacom, Inc., Sr. Unsecd. Note, 4.250%, 09/01/2023	$562,783
		TOTAL	3,294,029
		Communications - Telecom Wireless—0.1%
700,000		American Tower Corp., Sr. Unsecd. Note, 5.000%, 02/15/2024	774,232
800,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 02/15/2026	852,608
		TOTAL	1,626,840
		Communications - Telecom Wirelines—0.2%
800,000		AT&T, Inc., 2.300%, 03/11/2019	811,436
800,000		AT&T, Inc., Sr. Unsecd. Note, 3.400%, 05/15/2025	800,061
700,000		AT&T, Inc., Sr. Unsecd. Note, 5.150%, 03/15/2042	730,864
1,175,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.550%, 09/15/2043	1,542,325
		TOTAL	3,884,686
		Communications Equipment—0.6%
28,218,000		Liberty Media Group, Conv. Bond, 3.500%, 01/15/2031	14,946,934
		Consumer Cyclical - Automotive—0.2%
1,100,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	1,126,911
600,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.336%, 03/18/2021	614,963
4,000,000		General Motors Co., Sr. Unsecd. Note, 5.200%, 04/01/2045	3,899,648
		TOTAL	5,641,522
		Consumer Cyclical - Retailers—0.0%
797,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 07/20/2025	858,218
		Consumer Non-Cyclical - Food/Beverage—0.1%
800,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 06/27/2024	815,625
350,000	[1,2]	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 06/01/2026	345,775
330,000	[1,2]	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series 144A, 4.375%, 06/01/2046	331,947
1,300,000		PepsiCo, Inc., 2.750%, 04/30/2025	1,323,183
		TOTAL	2,816,530
		Consumer Non-Cyclical - Health Care—0.1%
1,000,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 07/15/2023	1,039,350
900,000		Zimmer Holdings, Inc., Sr. Unsecd. Note, 3.550%, 04/01/2025	914,251
		TOTAL	1,953,601
		Consumer Non-Cyclical - Products—0.0%
400,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 04/01/2026	423,170
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Tobacco—0.1%
$1,070,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 08/04/2041	$1,280,346
		Energy - Independent—0.1%
740,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.550%, 03/15/2026	790,235
550,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 04/15/2024	506,934
550,000		EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 01/15/2026	586,605
550,000		Hess Corp., Sr. Unsecd. Note, 3.500%, 07/15/2024	525,887
550,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 06/01/2025	482,353
		TOTAL	2,892,014
		Energy - Integrated—0.1%
500,000		BP Capital Markets PLC, Company Guarantee, 3.561%, 11/01/2021	528,098
750,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	758,265
1,700,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 01/23/2045	1,600,210
255,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 05/10/2026	252,326
205,000		Shell International Finance B.V., Sr. Unsecd. Note, Series 30YR, 4.000%, 05/10/2046	199,697
		TOTAL	3,338,596
		Energy - Midstream—0.2%
955,000		Energy Transfer Partners, Sr. Unsecd. Note, 4.050%, 03/15/2025	880,720
470,000		Enterprise Products Operating, Sr. Unsecd. Note, 3.950%, 02/15/2027	484,595
550,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.300%, 09/15/2020	577,345
1,250,000		Kinder Morgan, Inc., 5.050%, 02/15/2046	1,101,389
500,000		Williams Partners LP, Sr. Unsecd. Note, 3.900%, 01/15/2025	432,402
500,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	469,191
		TOTAL	3,945,642
		Energy - Oil Field Services—0.0%
550,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.000%, 12/21/2025	573,872
		Energy - Refining—0.1%
550,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 09/15/2024	519,104
1,000,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	1,044,987
		TOTAL	1,564,091
		Financial Institution - Banking—0.6%
675,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 05/05/2021	675,052
600,000		Bank of America Corp., Sr. Unsecd. Note, 2.000%, 01/11/2018	602,454
1,000,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 01/22/2025	1,003,743
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$1,000,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.150%, 11/21/2018	$1,002,448
1,000,000		Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 03/30/2021	1,009,254
730,000		Citizens Bank NA, Sr. Unsecd. Note, Series BKNT, 2.500%, 03/14/2019	735,761
1,000,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 04/10/2025	943,454
1,000,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.300%, 03/01/2019	1,012,572
800,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	1,020,753
540,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 3.150%, 03/14/2021	554,072
1,450,000		Merrill Lynch & Co., Inc., Sub. Note, 7.750%, 05/14/2038	2,000,915
950,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 08/09/2026	1,160,450
750,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 05/22/2023	774,792
490,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 02/08/2021	495,707
800,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.900%, 03/03/2021	813,823
		TOTAL	13,805,250
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
1,005,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 01/20/2043	987,284
1,000,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/01/2020	998,096
		TOTAL	1,985,380
		Financial Institution - Finance Companies—0.1%
420,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.950%, 02/01/2022	419,475
1,000,000	[1,2]	GE Capital International Funding Co., Sr. Unsecd. Note, Series 144A, 2.342%, 11/15/2020	1,019,896
500,000	[1,2]	GE Capital International Funding Co., Sr. Unsecd. Note, Series 144A, 3.373%, 11/15/2025	531,284
		TOTAL	1,970,655
		Financial Institution - Insurance - Life—0.2%
900,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	952,375
1,700,000		American International Group, Inc., Sr. Unsecd. Note, 4.375%, 01/15/2055	1,519,366
900,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	956,505
1,000,000	[1,2]	MET Life Global Funding I, Series 144A, 3.875%, 04/11/2022	1,068,969
700,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 05/15/2044	722,828
		TOTAL	5,220,043
		Financial Institution - Insurance - P&C—0.3%
900,000		CNA Financial Corp., Sr. Unsecd. Note, 5.750%, 08/15/2021	1,017,219
2,700,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.850%, 08/01/2044	2,647,820
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - P&C—continued
$900,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.250%, 06/15/2023	$943,611
1,000,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	1,494,760
		TOTAL	6,103,410
		Financial Institution - REIT - Apartment—0.1%
900,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 06/15/2024	923,594
20,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/01/2022	19,971
900,000		UDR, Inc., 3.750%, 07/01/2024	940,477
		TOTAL	1,884,042
		Financial Institution - REIT - Healthcare—0.0%
800,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.950%, 01/15/2021	871,914
		Financial Institution - REIT - Office—0.0%
900,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 06/15/2023	921,402
		Financial Institution - REIT - Retail—0.0%
20,000		Equity One, Inc., Sr. Unsecd. Note, 3.750%, 11/15/2022	19,991
		Technology—0.1%
130,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan - 1st Lien, Series 144A, 4.420%, 06/15/2021	132,875
500,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan - 1st Lien, Series 144A, 6.020%, 06/15/2026	505,446
250,000		Equifax, Inc., Sr. Unsecd. Note, 2.300%, 06/01/2021	249,458
650,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.000%, 10/15/2025	725,360
1,300,000		Microsoft Corp., 1.850%, 02/12/2020	1,320,981
155,000		Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 04/01/2026	163,824
		TOTAL	3,097,944
		Transportation - Railroads—0.1%
800,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.000%, 04/01/2025	826,348
923,000	[1,2]	Kansas City Southern Industrials, Sr. Unsecd. Note, Series 144A, 3.850%, 11/15/2023	967,703
		TOTAL	1,794,051
		Transportation - Services—0.1%
1,920,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 4.500%, 02/15/2045	1,953,836
550,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 02/01/2022	548,020
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Transportation - Services—continued
$1,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	$1,011,135
		TOTAL	3,512,991
		Utility - Electric—0.3%
1,800,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	1,705,500
1,900,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/07/2039	2,274,777
590,000		Exelon Corp., Sr. Unsecd. Note, 3.400%, 04/15/2026	596,658
1,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	1,033,891
150,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 01/15/2025	153,696
700,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 05/15/2026	694,237
700,000		Southern Co., Sr. Unsecd. Note, 3.250%, 07/01/2026	706,293
		TOTAL	7,165,052
		TOTAL CORPORATE BONDS (IDENTIFIED COST $108,696,577)	108,671,425
		ASSET-BACKED SECURITY—0.0%
400,000		Santander Drive Auto Receivables Trust 2013-1, Class D, 2.270%, 01/15/2019 (IDENTIFIED COST $399,950)	401,197
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.4%
		Financials—0.4%
2,225,000		Federal Home Loan Mortgage Corp., 2.745%, 01/25/2026	2,290,743
2,000,000		Federal Home Loan Mortgage Corp., 2.995%, 12/25/2025	2,101,403
2,025,000	[1,2]	FREMF Mortgage Trust 2013-K25, Class B, 3.618%, 11/25/2045	2,074,229
2,770,000	[1,2]	FREMF Mortgage Trust 2015-K49, Class B, 3.720%, 10/25/2048	2,572,950
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $8,926,875)	9,039,325
		PREFERRED STOCKS—11.2%
		Consumer Staples—1.0%
170,210		Post Holdings, Inc., Conv. Pfd., 5.250%, 06/01/2017, Annual Dividend $5.25	23,159,624
		Financials—2.0%
171,600		American Tower Corp., Conv. Pfd., 5.500%, 02/15/2018, Annual Dividend $5.50	18,122,676
3,512		Bank of America, Series L, Pfd. 7.250%, 12/31/2049, Annual Dividend $72.50	4,058,116
216,747		New York Community Cap Trust V, Conv. Pfd., 6.000%, 11/01/2051, Annual Dividend $3.00	10,878,532
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		PREFERRED STOCKS—continued
		Financials—continued
12,500		Wells Fargo Co., Series L, Pfd., 7.500%, 12/31/2049, Annual Dividend $75.00	$15,367,125
		TOTAL	48,426,449
		Health Care—2.2%
19,987		Allergan PLC, Conv. Pfd., 5.500%, 03/01/2018, Annual Dividend $55.00	16,882,219
595,429		Anthem, Inc., Conv. Pfd., 5.250%, 05/01/2018, Annual Dividend $2.63	26,526,362
11,900		Teva Pharmaceutical Industries Ltd., Conv. Pfd., 7.000%, 12/15/2018, Annual Dividend $70.00	10,115,000
		TOTAL	53,523,581
		Industrials—1.5%
293,105		Stanley Black & Decker, Inc., Conv. Pfd., 6.250%, 11/17/2016, Annual Dividend $6.25	34,645,011
		Utilities—4.5%
261,689		AES Trust III, Conv. Pfd., 6.750%, 10/15/2029, Annual Dividend $3.38	13,463,899
435,746		Dominion Resources, Inc., Conv. Pfd., 6.375%, 07/01/2017, Annual Dividend $3.19	21,852,662
299,651		Dynegy, Inc., Conv. Pfd., 5.375%, 11/01/2017, Annual Dividend $5.38	20,259,404
607,449		Exelon Corp., Conv. Pfd., 6.500%, 06/01/2017, Annual Dividend $3.25	28,683,742
108,043		Laclede Group, Inc./The, Conv. Pfd., 6.750%, 04/01/2017, Annual Dividend $3.38	6,272,987
282,251		Nextera Energy, Inc., Conv. Pfd., 6.371%, 09/01/2018, Annual Dividend $3.19	17,059,251
		TOTAL	107,591,945
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $277,284,959)	267,346,610
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.1%
$2,975,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 06/15/2049	3,065,797
1,500,000		Citigroup Commercial Mortgage Trust 2012-GC8, Class A4, 3.024%, 09/10/2045	1,555,790
830,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 05/15/2045	887,319
100,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	109,907
2,050,000	[1,2]	Commercial Mortgage Trust 2013-CR8, Class B, 3.965%, 06/10/2046	2,146,093
3,155,000		Commercial Mortgage Trust 2014-LC15, Class A4, 4.006%, 04/10/2047	3,446,019
4,000,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 02/10/2048	4,178,534
1,000,000		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A4, 3.276%, 05/10/2049	1,035,183
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
$1,175,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 05/10/2045	$1,267,752
3,440,000		GS Mortgage Securities Trust 2014-GC24, Class B, 4.507%, 09/10/2047	3,699,595
950,000		Morgan Stanley Capital I 2007-IQ16, Class AM, 6.052%, 12/12/2049	987,250
1,100,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 04/10/2046	1,132,778
875,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class A4, 3.440%, 04/15/2045	927,149
1,715,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class B, 4.236%, 11/15/2047	1,796,018
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $25,790,425)	26,235,184
		INVESTMENT COMPANIES—50.5%[3]
9,841,619		Emerging Markets Fixed Income Core Fund	353,587,367
31,555,415		Federated Mortgage Core Portfolio	314,923,039
23,533,263		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.42%[4]	23,533,263
84,812,107		High Yield Bond Portfolio	516,505,730
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,249,551,429)	1,208,549,399
		TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $2,407,018,405)[5]	2,397,315,291
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[6]	(1,264,664)
		TOTAL NET ASSETS—100%	$2,396,050,627
Semi-Annual Shareholder Report

At May 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[7]United States Treasury Note 5-Year Long Futures	325	$39,038,086	September 2016	$14,332
[7]United States Treasury Note 10-Year Long Futures	900	$116,718,750	September 2016	$27,275
7S&P 500 Index Short Futures	120	$62,847,000	June 2016	$(1,087,890)
[7]United States Treasury Note 2-Year Short Futures	50	$10,895,313	September 2016	$(9,490)
[7]United States Treasury Note 10-Year Short Futures	995	$129,039,062	September 2016	$(41,294)
[7]United States Treasury Ultra Bond Short Futures	195	$34,149,375	September 2016	$(106,628)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(1,203,695)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2016, these restricted securities amounted to $25,787,766, which represented 1.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2016, these liquid restricted securities amounted to $25,787,766, which represented 1.1% of total net assets.
3	Affiliated holdings.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $2,406,145,341.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$627,951,697	$—	$—	$627,951,697
International	149,120,454	—	—	149,120,454
Preferred Stocks
Domestic	257,231,610	—	—	257,231,610
International	10,115,000	—	—	10,115,000
Debt Securities:
Corporate Bonds	—	108,671,425	—	108,671,425
Asset-Backed Security	—	401,197	—	401,197
Commercial Mortgage-Backed Securities	—	9,039,325	—	9,039,325
Collateralized Mortgage Obligations	—	26,235,184	—	26,235,184
Investment Companies[1]	23,533,263	—	—	1,208,549,399
TOTAL SECURITIES	$1,067,952,024	$144,347,131	$—	$2,397,315,291
Other Financial Instruments[2]
Assets	$41,607	$—	$—	$41,607
Liabilities	(1,245,302)	—	—	(1,245,302)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(1,203,695)	$—	$—	$(1,203,695)
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $1,185,016,136 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust(s)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$7.69	$8.58	$8.60	$8.08	$7.60	$7.56
Income From Investment Operations:
Net investment income	0.17[1]	0.44[1]	0.52[1]	0.47[1]	0.44[1]	0.39
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, options and foreign currency transactions	(0.09)	(0.94)	(0.03)	0.51	0.48	0.06
TOTAL FROM INVESTMENT OPERATIONS	0.08	(0.50)	0.49	0.98	0.92	0.45
Less Distributions:
Distributions from net investment income	(0.21)	(0.39)	(0.51)	(0.46)	(0.44)	(0.41)
Net Asset Value, End of Period	$7.56	$7.69	$8.58	$8.60	$8.08	$7.60
Total Return[2]	1.10%	(6.01)%	5.78%	12.50%	12.45%	5.97%
Ratios to Average Net Assets:
Net expenses	0.90%[3,4]	0.90%[4]	0.89%	0.90%	1.02%	1.30%[4]
Net investment income	4.48%[3]	5.42%	5.94%	5.64%	5.49%	5.07%
Expense waiver/reimbursement[5]	0.17%[3]	0.16%	0.17%	0.29%	0.28%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$908,632	$1,005,246	$1,055,328	$497,631	$261,743	$216,352
Portfolio turnover	34%	89%	41%	35%	37%	31%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.89%, 0.90% and 1.30% for the six months ended May 31, 2016 and for the years ended November 30, 2015 and 2011, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$7.71	$8.59	$8.62	$8.10	$7.62	$7.57
Income From Investment Operations:
Net investment income	0.14[1]	0.38[1]	0.45[1]	0.41[1]	0.38[1]	0.33
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, options and foreign currency transactions	(0.09)	(0.94)	(0.03)	0.51	0.49	0.07
TOTAL FROM INVESTMENT OPERATIONS	0.05	(0.56)	0.42	0.92	0.87	0.40
Less Distributions:
Distributions from net investment income	(0.18)	(0.32)	(0.45)	(0.40)	(0.39)	(0.35)
Net Asset Value, End of Period	$7.58	$7.71	$8.59	$8.62	$8.10	$7.62
Total Return[2]	0.71%	(6.60)%	4.87%	11.65%	11.58%	5.29%
Ratios to Average Net Assets:
Net expenses	1.66%[3,4]	1.66%[4]	1.64%	1.65%	1.77%	2.05%[4]
Net investment income	3.72%[3]	4.66%	5.19%	4.89%	4.73%	4.31%
Expense waiver/reimbursement[5]	0.19%[3]	0.18%	0.20%	0.31%	0.28%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$92,815	$93,803	$92,686	$59,919	$34,123	$30,721
Portfolio turnover	34%	89%	41%	35%	37%	31%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.65%, 1.66% and 2.05% for the six months ended May 31, 2016 and for the years ended November 30, 2015 and 2011, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$7.69	$8.58	$8.60	$8.09	$7.60	$7.56
Income From Investment Operations:
Net investment income	0.14[1]	0.38[1]	0.45[1]	0.41[1]	0.38[1]	0.34
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, options and foreign currency transactions	(0.09)	(0.95)	(0.02)	0.50	0.50	0.05
TOTAL FROM INVESTMENT OPERATIONS	0.05	(0.57)	0.43	0.91	0.88	0.39
Less Distributions:
Distributions from net investment income	(0.18)	(0.32)	(0.45)	(0.40)	(0.39)	(0.35)
Net Asset Value, End of Period	$7.56	$7.69	$8.58	$8.60	$8.09	$7.60
Total Return[2]	0.71%	(6.72)%	5.02%	11.56%	11.76%	5.18%
Ratios to Average Net Assets:
Net expenses	1.66%[3,4]	1.66%[4]	1.64%	1.65%	1.75%	2.05%[4]
Net investment income	3.72%[3]	4.66%	5.19%	4.89%	4.77%	4.33%
Expense waiver/reimbursement[5]	0.16%[3]	0.15%	0.17%	0.28%	0.30%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$873,437	$989,215	$1,025,161	$333,452	$88,605	$46,443
Portfolio turnover	34%	89%	41%	35%	37%	31%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.65%, 1.66% and 2.05% for the six months ended May 31, 2016 and for the years ended November 30, 2015 and 2011, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$7.69	$8.57	$8.59	$8.08	$7.60	$7.55
Income From Investment Operations:
Net investment income	0.17[1]	0.44[1]	0.52[1]	0.47[1]	0.44[1]	0.40
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, options and foreign currency transactions	(0.09)	(0.93)	(0.03)	0.50	0.49	0.06
TOTAL FROM INVESTMENT OPERATIONS	0.08	(0.49)	0.49	0.97	0.93	0.46
Less Distributions:
Distributions from net investment income	(0.21)	(0.39)	(0.51)	(0.46)	(0.45)	(0.41)
Net Asset Value, End of Period	$7.56	$7.69	$8.57	$8.59	$8.08	$7.60
Total Return[2]	1.10%	(5.91)%	5.78%	12.38%	12.46%	6.11%
Ratios to Average Net Assets:
Net expenses	0.91%[3,4]	0.91%[4]	0.89%	0.89%	1.01%	1.30%[4]
Net investment income	4.47%[3]	5.41%	5.95%	5.64%	5.49%	5.07%
Expense waiver/reimbursement[5]	0.16%[3]	0.16%	0.17%	0.29%	0.29%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$205,919	$214,025	$211,873	$128,115	$84,041	$69,612
Portfolio turnover	34%	89%	41%	35%	37%	31%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.90%, 0.91% and 1.30% for the six months ended May 31, 2016 and for the years ended November 30, 2015 and 2011, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,		Period Ended 11/30/2013[1]
		2015	2014
Net Asset Value, Beginning of Period	$7.70	$8.58	$8.60	$8.01
Income From Investment Operations:
Net investment income	0.16[2]	0.43[2]	0.47[2]	0.19[2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, options and foreign currency transactions	(0.09)	(0.93)	(0.00)[3]	0.58
TOTAL FROM INVESTMENT OPERATIONS	0.07	(0.50)	0.47	0.77
Less Distributions:
Distributions from net investment income	(0.20)	(0.38)	(0.49)	(0.18)
Net Asset Value, End of Period	$7.57	$7.70	$8.58	$8.60
Total Return[4]	0.96%	(6.01)%	5.59%	9.70%
Ratios to Average Net Assets:
Net expenses	1.14%[5,6]	1.06%[6]	1.14%	1.14%[5]
Net investment income	4.23%[5]	5.39%	5.38%	5.28%[5]
Expense waiver/reimbursement[7]	0.35%[5]	0.34%	0.36%	0.73%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,178	$1,455	$378	$0[8]
Portfolio turnover	34%	89%	41%	35%[9]
1	Reflects operations for the period from June 25, 2013 (date of initial investment) to November 30, 2013.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.13% and 1.05% for the six months ended May 31, 2016 and for the year ended November 30, 2015 respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than $1,000.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2013.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,			Period Ended 11/30/2012[1]
		2015	2014	2013
Net Asset Value, Beginning of Period	$7.70	$8.58	$8.61	$8.09	$7.96
Income From Investment Operations:
Net investment income	0.18[2]	0.46[2]	0.54[2]	0.49[2]	0.31[2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, options and foreign currency transactions	(0.09)	(0.93)	(0.04)	0.51	0.14
TOTAL FROM INVESTMENT OPERATIONS	0.09	(0.47)	0.50	1.00	0.45
Less Distributions:
Distributions from net investment income	(0.22)	(0.41)	(0.53)	(0.48)	(0.32)
Net Asset Value, End of Period	$7.57	$7.70	$8.58	$8.61	$8.09
Total Return[3]	1.23%	(5.66)%	5.92%	12.76%	5.77%
Ratios to Average Net Assets:
Net expenses	0.65%[4,5]	0.65%[5]	0.64%	0.65%	0.64%[4]
Net investment income	4.72%[4]	5.65%	6.19%	5.89%	5.80%[4]
Expense waiver/reimbursement[6]	0.17%[4]	0.17%	0.16%	0.27%	0.41%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$314,070	$372,679	$472,485	$142,842	$22,221
Portfolio turnover	34%	89%	41%	35%	37%[7]
1	Reflects operations for the period from March 30, 2012 (date of initial investment) to November 30, 2012.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.64% and 0.65% for the six months ended May 31, 2016 and for the year ended November 30, 2015, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2012.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2016 (unaudited)
Assets:
Total investment in securities, at value including $1,208,549,399 of investment in affiliated holdings (Note 5) (identified cost $2,407,018,405)		$2,397,315,291
Cash denominated in foreign currencies (identified cost $37,137)		32,668
Restricted cash (Note 2)		5,641,632
Income receivable		6,579,126
Income receivable from affiliated holdings (Note 5)		3,606,808
Receivable for investments sold		113,600
Receivable for shares sold		2,320,639
Receivable for daily variation margin on futures contracts		8,953
TOTAL ASSETS		2,415,618,717
Liabilities:
Payable for investments purchased	$11,857,041
Payable for shares redeemed	6,212,837
Payable to adviser (Note 5)	33,462
Payable for Directors'/Trustees' fees (Note 5)	1,807
Payable for distribution services fee (Note 5)	615,061
Payable for other service fees (Notes 2 and 5)	412,792
Accrued expenses (Note 5)	435,090
TOTAL LIABILITIES		19,568,090
Net assets for 316,735,896 shares outstanding		$2,396,050,627
Net Assets Consist of:
Paid-in capital		$2,779,673,213
Net unrealized depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		(10,911,708)
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(374,654,869)
Undistributed net investment income		1,943,991
TOTAL NET ASSETS		$2,396,050,627
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($908,632,158 ÷ 120,135,935 shares outstanding), no par value, unlimited shares authorized	$7.56
Offering price per share (100/94.50 of $7.56)	$8.00
Redemption proceeds per share	$7.56
Class B Shares:
Net asset value per share ($92,814,891 ÷ 12,246,047 shares outstanding), no par value, unlimited shares authorized	$7.58
Offering price per share	$7.58
Redemption proceeds per share (94.50/100 of $7.58)	$7.16
Class C Shares:
Net asset value per share ($873,436,998 ÷ 115,470,444 shares outstanding), no par value, unlimited shares authorized	$7.56
Offering price per share	$7.56
Redemption proceeds per share (99.00/100 of $7.56)	$7.48
Class F Shares:
Net asset value per share ($205,918,568 ÷ 27,246,384 shares outstanding), no par value, unlimited shares authorized	$7.56
Offering price per share (100/99.00 of $7.56)	$7.64
Redemption proceeds per share (99.00/100 of $7.56)	$7.48
Class R Shares:
Net asset value per share ($1,178,195 ÷ 155,611 shares outstanding), no par value, unlimited shares authorized	$7.57
Offering price per share	$7.57
Redemption proceeds per share	$7.57
Institutional Shares:
Net asset value per share ($314,069,817 ÷ 41,481,475 shares outstanding), no par value, unlimited shares authorized	$7.57
Offering price per share	$7.57
Redemption proceeds per share	$7.57
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2016 (unaudited)
Investment Income:
Dividends (including $21,764,598 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $442,996)		$49,829,290
Investment income allocated from affiliated partnership (Notes 2 and 5)		12,004,329
Interest		3,544,825
TOTAL INCOME		65,378,444
Expenses:
Investment adviser fee (Note 5)	$7,304,944
Administrative fee (Note 5)	952,078
Custodian fees	54,727
Transfer agent fee (Note 2)	1,180,448
Directors'/Trustees' fees (Note 5)	10,608
Auditing fees	16,130
Legal fees	3,349
Portfolio accounting fees	111,276
Distribution services fee (Note 5)	3,690,340
Other service fees (Notes 2 and 5)	2,634,739
Share registration costs	76,531
Printing and postage	75,971
Miscellaneous (Note 5)	18,428
EXPENSES BEFORE ALLOCATION	16,129,569
Expenses allocated from affiliated partnership (Notes 2 and 5)	136,790
TOTAL EXPENSES	16,266,359
Semi-Annual Shareholder Report

Statement of Operations–continued
Waivers, Reimbursements and Reduction
Waiver/reimbursement of investment adviser fee (Note 5)	$(1,095,721)
Waiver/reimbursements of other operating expenses (Notes 2 and 5)	(912,385)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(32,192)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(2,040,298)
Net expenses			$14,226,061
Net investment income			$51,152,38]
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized loss of $(22,295,132) on sales of investments in affiliated holdings (Note 5))			$(95,192,560)
Net realized loss on futures contracts			(16,534,281)
Net realized loss on investments and foreign currency transactions allocated from affiliated partnership (Note 5)			(9,404,337)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			89,282,307
Net change in unrealized appreciation of futures contracts			(4,233,421)
Net realized and unrealized loss on investments, futures contracts and foreign currency transactions			(36,082,292)
Change in net assets resulting from operations			$15,070,091
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2016	Year Ended 11/30/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$51,152,383	$150,828,852
Net realized loss on investments, including allocation from affiliated partnership, futures contracts, swap contracts and foreign currency transactions	(121,131,178)	(211,179,949)
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	85,048,886	(126,253,219)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	15,070,091	(186,604,316)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(25,861,079)	(50,883,742)
Class B Shares	(2,182,521)	(3,782,714)
Class C Shares	(21,601,246)	(42,910,316)
Class F Shares	(5,663,696)	(10,418,319)
Class R Shares	(32,260)	(39,040)
Institutional Shares	(9,419,802)	(23,055,737)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(64,760,604)	(131,089,868)
Share Transactions:
Proceeds from sale of shares	188,393,305	975,460,716
Net asset value of shares issued to shareholders in payment of distributions declared	60,678,857	122,631,559
Cost of shares redeemed	(479,754,968)	(961,884,158)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(230,682,806)	136,208,117
Change in net assets	(280,373,319)	(181,486,067)
Net Assets:
Beginning of period	2,676,423,946	2,857,910,013
End of period (including undistributed net investment income of $1,943,991 and $15,552,212, respectively)	$2,396,050,627	$2,676,423,946
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2016 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of the Federated Capital Income Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is current income and long-term growth of income. Capital appreciation is a secondary objective.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership
Semi-Annual Shareholder Report

established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of total fund expense waivers, reimbursement and reduction of $2,040,298 is disclosed in various locations in this Note 2, Note 5 and Note 6. For the six months ended May 31, 2016, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$431,313	$(351,994)
Class B Shares	54,464	(42,228)
Class C Shares	435,387	(314,440)
Class F Shares	100,728	(71,357)
Class R Shares	1,591	(24)
Institutional Shares	156,965	(129,568)
TOTAL	$1,180,448	$(909,611)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Class A Shares	$1,154,503	$(1,250)
Class B Shares	112,956	—
Class C Shares	1,116,142	—
Class F Shares	251,138	—
TOTAL	$2,634,739	$(1,250)
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into interest rate swap contracts to increase income and to manage country, currency, duration, individual security, market, sector/asset class and yield curve risks. Interest rate swap agreements generally involve the agreement by the Fund to pay the counterparty a fixed or floating interest rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. The Fund's maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent the amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Semi-Annual Shareholder Report

The Fund uses credit default swaps to increase income and to manage country, currency, duration, individual security, market, sector/asset class and yield curve risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
At May 31, 2016, the Fund had no outstanding swap contracts.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At May 31, 2016, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $229,774 and $767,015, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Semi-Annual Shareholder Report

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
Futures Contracts
The Fund purchases and sells financial futures contracts to increase return and to manage duration, individual security, sector/asset class, yield curve and market risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account U.S. government securities or a specified amount of cash which is shown as Restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $143,113,587 and $184,698,848, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Option Contracts
The Fund buys or sells put and call options to increase yield, return and income and to manage currency, individual security, market and sector/asset class risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
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At May 31, 2016, the Fund had no outstanding written option contracts.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin on futures contracts	$(115,805)*
Equity contracts	Receivable for daily variation margin on futures contracts	$(1,087,890)*
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$(1,203,695)
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Forward Exchange Contracts	Purchased Option Contracts	Total
Interest rate contracts	$(6,483,309)	$—	$—	$(6,483,309)
Foreign exchange contracts	—	3,825,851	—	3,825,851
Equity contracts	(10,050,972)	—	(7,019)	(10,057,991)
Semi-Annual Shareholder Report

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Forward Exchange Contracts	Purchased Option Contracts	Total
TOTAL	$(16,534,281)	$3,825,851	$(7,019)	$(12,715,449)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Forward Exchange Contracts	Total
Interest rate contracts	$95,639	$—	$95,639
Foreign exchange contracts	—	(3,780,970)	(3,780,970)
Equity contracts	(4,329,060)	—	(4,329,060)
TOTAL	$(4,233,421)	$(3,780,970)	$(8,014,391)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	8,148,793	$60,546,502	42,695,732	$351,527,924
Shares issued to shareholders in payment of distributions declared	3,312,445	24,507,890	5,998,131	48,651,874
Shares redeemed	(21,999,316)	(163,004,367)	(41,088,759)	(333,069,457)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(10,538,078)	$(77,949,975)	7,605,104	$67,110,341

	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,140,105	$8,488,870	3,457,278	$28,221,484
Shares issued to shareholders in payment of distributions declared	272,834	2,023,980	430,708	3,500,372
Shares redeemed	(1,333,603)	(9,873,134)	(2,508,998)	(20,337,605)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	79,336	$639,716	1,378,988	$11,384,251
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	6,709,775	$49,727,077	41,986,806	$346,183,438
Shares issued to shareholders in payment of distributions declared	2,737,940	20,271,960	4,913,044	39,883,366
Shares redeemed	(22,545,847)	(167,041,747)	(37,874,483)	(305,280,057)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(13,098,132)	$(97,042,710)	9,025,367	$80,786,747

	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	1,691,834	$12,545,592	5,871,059	$48,202,381
Shares issued to shareholders in payment of distributions declared	723,626	5,350,075	1,205,446	9,764,998
Shares redeemed	(3,009,217)	(22,229,327)	(3,961,974)	(31,959,765)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(593,757)	$(4,333,660)	3,114,531	$26,007,614

	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	28,978	$215,913	154,034	$1,249,707
Shares issued to shareholders in payment of distributions declared	4,063	30,061	4,746	38,020
Shares redeemed	(66,385)	(489,469)	(13,818)	(112,839)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(33,344)	$(243,495)	144,962	$1,174,888

	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,680,684	$56,869,351	24,266,493	$200,075,782
Shares issued to shareholders in payment of distributions declared	1,147,660	8,494,891	2,554,154	20,792,929
Shares redeemed	(15,756,131)	(117,116,924)	(33,458,370)	(271,124,435)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(6,927,787)	$(51,752,682)	(6,637,723)	$(50,255,724)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(31,111,762)	$(230,682,806)	14,631,229	$136,238,117
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At May 31, 2016, the cost of investments for federal tax purposes was $2,406,145,341. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: a) the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; and b) futures contracts was $8,830,050. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $139,011,732 and net unrealized depreciation from investments for those securities having an excess of cost over value of $147,841,782.
At November 30, 2015, the Fund had a capital loss carryforward of $247,377,484 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$172,950,198	$24,347,447	$197,297,645
2016	$19,429,331	NA	$19,429,331
2017	$30,650,508	NA	$30,650,508
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2016, the Adviser voluntarily waived $1,043,203 of its fee and voluntarily reimbursed $909,611 of transfer agent fees.
Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2016, the Sub-Adviser earned a fee of $1,622,719.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares, Class F Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.05%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class B Shares	$338,869	$—
Class C Shares	3,348,424	—
Class R Shares	3,047	(1,524)
TOTAL	$3,690,340	$(1,524)
Semi-Annual Shareholder Report

For the six months ended May 31, 2016, the Fund's Class F Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2016, FSC retained $970,863 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2016, FSC retained $137,501 in sales charges from the sale of Class A Shares. FSC also retained $39,356, $144,154, $86,941 and $72,844 of CDSC relating to redemptions of Class A Shares, Class B Shares, Class C Shares and Class F Shares, respectively.
Other Service Fees
For the six months ended May 31, 2016, FSSC received $96,959 and reimbursed $1,250 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, tax reclaim recovery expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.88%, 1.64%, 1.64%, 0.89%, 1.13% and 0.63% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended May 31, 2016, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $669,800.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2016, the Adviser reimbursed $52,518. Transactions involving the affiliated holdings during the six months ended May 31, 2016, were as follows:
	Emerging Markets Fixed Income Core Fund	Federated Mortgage Core Portfolio	Federated Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2015	14,377,068	8,946,715	91,019,704	104,674,594	219,018,081
Purchases/Additions	—	24,015,753	492,573,300	—	516,589,053
Sales/Reductions	(4,535,449)	(1,407,053)	(560,059,741)	(19,862,487)	(585,864,730)
Balance of Shares Held 5/31/2016	9,841,619	31,555,415	23,533,263	84,812,107	149,742,404
Value	$353,587,367	$314,923,039	$23,533,263	$516,505,730	$1,208,549,399
Dividend Income/Allocated Investment Income	$12,004,329	$2,679,228	$177,517	$18,907,853	$33,768,927
Allocated Net Realized (Loss)	$(9,404,337)	$—	$—	$—	$(9,404,337)
6. EXPENSE REDUCTION
The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended May 31, 2016, the Fund's expenses were reduced by $32,192 under these arrangements.
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2016, were as follows:
Purchases	$798,132,475
Sales	$979,357,466
Semi-Annual Shareholder Report

8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2016, there were no outstanding loans. During the six months ended May 31, 2016, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2016, there were no outstanding loans. During the six months ended May 31, 2016, the program was not utilized.
10. SUBSEQUENT EVENT
On June 29, 2016, the unsecured, uncommitted LOC with PNC Bank mentioned above was terminated and the Fund began participating with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (Committed LOC) agreement. The Committed LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the Committed LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the Committed LOC also is subject to the limitations of the 1940 Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the Committed LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The Committed LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of the date of this filing, the Fund had no outstanding loans and has not utilized the Committed LOC.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2015 to May 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2015	Ending Account Value 5/31/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,011.00	$4.52
Class B Shares	$1,000	$1,007.10	$8.33
Class C Shares	$1,000	$1,007.10	$8.33
Class F Shares	$1,000	$1,011.00	$4.58
Class R Shares	$1,000	$1,009.60	$5.73
Institutional Shares	$1,000	$1,012.30	$3.27
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.50	$4.55
Class B Shares	$1,000	$1,016.70	$8.37
Class C Shares	$1,000	$1,016.70	$8.37
Class F Shares	$1,000	$1,020.45	$4.60
Class R Shares	$1,000	$1,019.30	$5.76
Institutional Shares	$1,000	$1,021.75	$3.29
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.90%
Class B Shares	1.66%
Class C Shares	1.66%
Class F Shares	0.91%
Class R Shares	1.14%
Institutional Shares	0.65%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
Federated Capital Income Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally track the factors listed above. Consistent with these judicial decisions
Semi-Annual Shareholder Report

and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Equity Management Company of Pennsylvania (the “Adviser”) and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc., and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory and subadvisory contracts occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, subadviser and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the
Semi-Annual Shareholder Report

Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
Semi-Annual Shareholder Report

responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory and subadvisory contracts with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory and subadvisory contracts with respect to the Fund.
Semi-Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions as well as, systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates
Semi-Annual Shareholder Report

have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Capital Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C878
CUSIP 31420C860
CUSIP 31420C852
CUSIP 31420C845
CUSIP 31420C613
CUSIP 31420C621
8092606 (7/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
May 31, 2016
Ticker	FETIX

Federated Enhanced Treasury Income Fund

A Portfolio of Federated Income Securities Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Treasury Securities	98.2%
Cash Equivalents[2]	2.4%
Derivative Contracts for U.S. Treasury Securities[3]	(0.3)%
Other Assets and Liabilities—Net[4]	(0.3)%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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1

Portfolio of Investments
May 31, 2016 (unaudited)
Principal Amount			Value
		U.S. TREASURY—98.2%
$500,000		U.S. Treasury Inflation Protected Bond, 1.00%, 2/15/2046	$513,589
2,000,000		U.S. Treasury Inflation Protected Note, 0.125%, 4/15/2021	2,031,531
1,000,000		U.S. Treasury Inflation Protected Note, 0.625%, 1/15/2026	1,034,435
1,000,000		United States Treasury Bond, 2.50%, 2/15/2045	969,876
1,000,000		United States Treasury Bond, 3.875%, 8/15/2040	1,250,369
3,000,000		United States Treasury Note, 1.25%, 11/15/2018	3,020,325
4,000,000		United States Treasury Note, 1.375%, 10/31/2020	4,006,146
5,000,000		United States Treasury Note, 1.625%, 12/31/2019	5,079,077
1,250,000		United States Treasury Note, 1.625%, 4/30/2023	1,246,859
1,500,000	[1]	United States Treasury Note, 2.25%, 11/15/2025	1,552,939
		TOTAL U.S. TREASURY (IDENTIFIED COST $20,466,897)	20,705,146
		INVESTMENT COMPANY—2.4%[2]
503,892		Federated Government Obligations Fund, Institutional Shares, 0.20%[3] (AT NET ASSET VALUE)	503,892
		TOTAL INVESTMENTS (IDENTIFIED COST $20,970,789)[4]	21,209,038
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[5]	(118,892)
		TOTAL NET ASSETS—100%	$21,090,146
At May 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized (Depreciation)
6U.S. Treasury Notes, 10-Year, Short Futures	40	$5,187,500	September 2016	$(1,652)
At May 31, 2016, the Fund had the following outstanding written call option contracts:
Security	Expiration Date	Exercise Price	Contracts	Value
6U.S. Treasury Bonds 10-Year Short Calls on Futures	June 2016	$130.00	(100)	$(46,875)
6U.S. Treasury Bonds 5-Year Short Calls on Futures	June 2016	$120.25	(50)	$(16,406)
(PREMIUMS RECEIVED $71,538)				$(63,281)
Unrealized Depreciation on Futures Contracts and Value of Written Call Option Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report
2

1	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
2	Affiliated holding.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
6	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2016.
See Notes which are an integral part of the Financial Statements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$20,705,146	$—	$20,705,146
Investment Company	503,892	—	—	503,892
TOTAL SECURITIES	$503,892	$20,705,146	$—	$21,209,038
Other Financial Instruments:*
Assets	$—	$—	$—	$—
Liabilities	(64,933)	—	—	(64,933)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(64,933)	$—	$—	$(64,933)
*	Other financial instruments include futures contracts and written call option contracts.
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3

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015[1]	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$13.83	$14.28	$14.93	$15.96	$16.54	$18.03
Income From Investment Operations:
Net investment income[2]	0.03	0.07	0.16	0.12	0.15	0.21
Net realized and unrealized gain (loss) on investments, futures contracts and written options	0.08	(0.23)	(0.29)	(0.59)	0.10	(0.68)
TOTAL FROM INVESTMENT OPERATIONS	0.11	(0.16)	(0.13)	(0.47)	0.25	(0.47)
Less Distributions:
Distributions from net investment income	(0.04)	(0.09)	(0.16)	(0.12)	(0.17)	(0.21)
Return of capital[3]	—	(0.24)	(0.37)	(0.55)	(0.71)	(0.81)
TOTAL DISTRIBUTIONS TO SHAREHOLDERS	(0.04)	(0.33)	(0.53)	(0.67)	(0.88)	(1.02)
Redemption Fees	0.09	0.04	—	—	—	—
Repurchase of Common Shares	—	0.00[4]	0.01	0.11	0.05	—
Net Asset Value, End of Period	$13.99	$13.83	$14.28	$14.93	$15.96	$16.54
Total Return	1.42%[5]	(0.89)%[5]	(0.87)% [6]	(2.29)% [6]	1.91%[6]	(2.66)% [6]
Ratios to Average Net Assets:
Net expenses	1.05%[7]	0.99%	0.95%	1.05%	1.03%	1.00%
Net investment income	0.36%[7]	0.51%	1.06%	0.76%	0.93%	1.20%
Expense waiver/reimbursement[8]	0.42%[7]	0.05%	0.03%	0.08%	—	—
Supplemental Data:
Net assets, end of period (000 omitted)	$21,090	$75,255	$122,728	$129,624	$147,676	$158,245
Portfolio turnover	80%	210%	147%	52%	31%	67%
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1	Federated Enhanced Treasury Income Fund (closed-end fund) (the “Predecessor Fund”) was reorganized into Federated Enhanced Treasury Income Fund (the “Fund”), a portfolio of Federated Income Securities Trust, as of the close of business on October 23, 2015. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share numbers have been calculated using the average shares method.
3	Represents a return of capital for federal income tax purposes.
4	Represents less than $0.01.
5	Based on net asset value. Total Returns for periods of less than one year are not annualized.
6	Total Return is the combination of changes in the Common Share net asset value, reinvested dividend income and reinvested capital gains distributions at net asset value, if any, and does not reflect the sales charge, if applicable.
7	Computed on an annualized basis.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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5

Statement of Assets and Liabilities
May 31, 2016 (unaudited)
Assets:
Total investment in securities, at value including $503,892 of investment in an affiliated holding (Note 5) (identified cost $20,970,789)		$21,209,038
Income receivable		66,934
Receivable for daily variation margin on futures contracts		625
TOTAL ASSETS		21,276,597
Liabilities:
Written options outstanding, at value (premiums received $71,538)	$63,281
Payable for shares redeemed	36,316
Payable for portfolio accounting fees	36,455
Payable for auditing fees	15,499
Payable for share registration costs	13,286
Payable for transfer agent fee	9,170
Payable to adviser (Note 5)	4,092
Payable for Directors'/Trustees' fees (Note 5)	1,278
Payable for administrative fee (Note 5)	387
Accrued expenses (Note 5)	6,687
TOTAL LIABILITIES		186,451
Net assets for 1,507,034 shares outstanding		$21,090,146
Net Assets Consists of:
Paid-in capital		$37,659,340
Net unrealized appreciation of investments, futures contracts and written options		244,854
Accumulated net realized loss on investments, futures contracts and written options		(16,807,293)
Distributions in excess of net investment income		(6,755)
TOTAL NET ASSETS		$21,090,146
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
($21,090,146 ÷ 1,507,034 shares outstanding), $0.01 par value, unlimited shares authorized		$13.99
See Notes which are an integral part of the Financial Statements
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6

Statement of Operations
Six Months Ended May 31, 2016 (unaudited)
Investment Income:
Interest			$362,495
Dividends received from an affiliated holding (Note 5)			1,720
TOTAL INCOME			364,215
Expenses:
Investment adviser fee (Note 5)		$154,235
Administrative fee (Note 5)		82,602
Custodian fees		4,394
Transfer agent fees		27,895
Directors'/Trustees' fees (Note 5)		1,301
Auditing fees		20,500
Legal fees		1,774
Portfolio accounting fees		55,001
Share registration costs		8,894
Printing and postage		12,318
Miscellaneous (Note 5)		9,078
TOTAL EXPENSES		377,992
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(87,781)
Waiver and reimbursement of other operating expenses (Notes 2 and 5)	(19,622)
TOTAL WAIVERS AND REIMBURSEMENTS		(107,403)
Net expenses			270,589
Net investment income			93,626
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Written Options:
Net realized gain on investments			393,410
Net realized loss on futures contracts			(694,262)
Net realized loss on written options			(525,315)
Net change in unrealized depreciation of investments			821,133
Net change in unrealized depreciation of futures contracts			43,506
Net change in unrealized depreciation on written options			111,447
Net realized and unrealized gain on investments, futures contracts and written options			149,919
Change in net assets resulting from operations			$243,545
See Notes which are an integral part of the Financial Statements
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7

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2016	Year Ended 11/30/2015[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$93,626	$597,205
Net realized gain (loss) on investments, futures contracts and written options	(826,167)	3,312,874
Net change in unrealized appreciation/depreciation of investments, futures contracts and written options	976,086	(5,580,072)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	243,545	1,669,993
Distributions to Shareholders:
Distributions from net investment income	(92,944)	(741,744)
Return of capital	—	(2,046,732)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(92,944)	(2,788,476)
Share Transactions:
Proceeds from sale of shares	18,923	278,335
Net asset value of shares issued to shareholders in payment of distributions declared	67,789	—
Cost of shares repurchased	—	(218,771)
Cost of shares redeemed	(54,745,972)	(43,419,469)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(54,659,260)	(43,359,905)
Redemption fees	343,410	345,279
Change in net assets	(54,165,249)	(47,473,095)
Net Assets:
Beginning of period	75,255,395	122,728,490
End of period (including distributions in excess of net investment income of $(6,755) and $(7,437), respectively)	$21,090,146	$75,255,395
1	Federated Enhanced Treasury Income Fund (closed-end fund) (the “Predecessor Fund”) was reorganized into Federated Enhanced Treasury Income Fund (the “Fund”), a portfolio of Federated Income Securities Trust, as of the close of business on October 23, 2015. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
See Notes which are an integral part of the Financial Statements
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8

Notes to Financial Statements
May 31, 2016 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”) as a diversified, open-end management investment company. Federated Investment Management Company (“Adviser”) is registered as a “commodity pool operator” with respect to its operation of the Fund. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Enhanced Treasury Income Fund (“Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide current income with total return as a secondary objective.
The Fund was created to be the successor to a closed-end fund. On October 23, 2015, the Fund acquired all of the net assets of Federated Enhanced Treasury Income Fund, a closed-end investment company with the same name (the “Predecessor Fund”), pursuant to a tax-free reorganization (the “Reorganization”) approved by the Predecessor Fund's shareholders. In connection with the acquisition, 8,575,673 of the Predecessor Fund's Shares were exchanged for 8,573,673 Shares of the Fund at the net asset value of the Predecessor Fund. The net assets of the Predecessor Fund before the Reorganization were $118,665,364, including unrealized appreciation of $452,067. Immediately after the Reorganization, the net assets of the Fund were $118,665,364. As a result of the Reorganization, the Predecessor Fund became the accounting survivor. Accordingly, the performance information presented in the financial statements for periods prior to October 23, 2015 is historical information of the Predecessor Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
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■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, the Adviser and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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10

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Non-cash dividends included in dividend income, if any, are recorded at fair value. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. The detail of total fund expense waivers and reimbursements of $107,403 is disclosed in various locations in this Note 2 and Note 5.
For the six months ended May 31, 2016, an unaffiliated third-party waived $9,167 of portfolio accounting fees.
Prior to the Reorganization, the Predecessor Fund was subject to a level distribution plan (the “Plan”). The Predecessor Fund declared and paid monthly distributions as a percentage of its NAV on an annualized basis approximating the following: 3.5% for the period from March 1, 2014 through February 28, 2015; and 2.5% from March 1, 2015 to the Reorganization. As a result of the Reorganization, the Fund is no longer subject to the Plan. GAAP requires that distributions in excess of tax basis earnings and profits be reported in these financial statements as a return of capital.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Delaware and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.
The average notional value of short futures contracts held by the Fund throughout the period was $15,651,250. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Option Contracts
The Fund buys or sells put and call options to increase yield and income. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on
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the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
The following is a summary of the Fund's written option activity:
Contracts	Number of Contracts	Premium
Outstanding at November 30, 2015	550	$233,138
Contracts written	3,600	2,449,978
Contracts bought back	(4,000)	(2,611,578)
Outstanding at May 31, 2016	150	$71,538
Written option contracts outstanding at period end are listed after the Fund's portfolio of investments.
The average market value of written call option contracts held by the Fund throughout the period was $224,916. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts		$—	Written options outstanding, at value	$63,281
Interest rate contracts	Receivable for daily variation margin on futures contracts	(1,652)*		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$(1,652)		$63,281
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
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The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Written Option Contracts	Total
Interest rate contracts	$(694,262)	$ (525,315)	$ (1,219,577)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Written Option Contracts	Total
Interest rate contracts	$43,506	$111,447	$154,953
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST/common shares
The following table summarizes share activity:
	Six Months Ended 5/31/2016	Year Ended 11/30/2015
Shares sold	1,315	19,295
Shares issued to shareholders in payment of distributions declared	4,863	—
Shares repurchased	—	(16,705)
Shares redeemed	(3,940,584)	(3,153,528)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(3,934,406)	(3,150,938)
Redemption Fees
For a period of six months from the closing date (October 23, 2015) of the Reorganization of the Predecessor Fund, Shares of the Fund were subject to a 1% redemption fee. Once the six-month redemption period passed, Shares are able to be redeemed or exchanged without the fee. Redemption fees will be paid to the Fund and recorded as additions to paid-in capital. The Fund may modify the terms of or terminate this redemption at any time. For the six months ended May 31, 2016 and year ended November 30, 2015, redemption fees amounted to $343,410 and $345,279, respectively.
4. FEDERAL TAX INFORMATION
At May 31, 2016, the cost of investments for federal tax purposes was $20,970,789. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) futures contracts; and (b) written call option contracts was $238,249. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $257,538 and net unrealized depreciation from investments for those securities having an excess of cost over value of $19,289.
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At November 30, 2015, the Fund had a capital loss carryforward of $16,100,223 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No expiration	$6,682,645	$2,202,237	$8,884,882
2018	$973,449	NA	$973,449
2019	$6,241,892	NA	$6,241,892
At November 30, 2015, for federal tax purposes, the Fund had $29,251 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual management fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For six months ended May 31, 2016, the Advisor voluntarily waived $87,157 of its fee and voluntarily reimbursed $10,455 of other operating expenses.
Prior to the Reorganization, the advisory agreement between the Fund and the Adviser provided for an annual management fee equal to 0.60% of the average net asset value of the Fund's Managed Assets. For these purposes, “Managed Assets” means the total assets of the Fund (including assets attributable to any form of investment leverage that the Fund may in the future determine to utilize) minus the sum of accrued liabilities (other than debt representing financial leverage). Additionally, in order to reduce Fund expenses, the Adviser had contractually agreed to waive a portion of its management fee and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Common Shares (after the waivers and/or reimbursements) would not exceed 1.05% (excluding acquired fund fees and expenses, if any). This contractual fee waiver was in place for the first five years of the Fund's operations.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition to the fees described, the Fund has agreed to pay FAS an annual Administrative Service Charge of $125,000 for compliance and other services related to Commodity Futures Trading Commission Rule 4.5. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2016, the annualized fee paid to FAS was 0.321% of average daily net assets of the Fund.
Prior to the Reorganization, FAS received no compensation for providing administrative services to the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Subsequent to the Reorganization, total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2016, the Adviser reimbursed $624. Transactions with the affiliated holding during the six months ended May 31, 2016, were as follows:
Federated Government Obligations Fund
Balance of Shares Held 11/30/2015	4,456,174
Purchases/Additions	27,834,617
Sales/Reductions	(31,786,899)
Balance of Shares Held 5/31/2016	503,892
Value	$503,892
Dividend Income	$1,720
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2016, there were no outstanding loans. During the six months ended May 31, 2016, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2016, there were no outstanding loans. During the six months ended May 31, 2016, the program was not utilized.
8. SHARE REPURCHASE PROGRAM
Prior to the Reorganization, the Predecessor Fund participated in a share repurchase program authorized by the Trustees that allowed the Predecessor Fund to purchase up to 5% of its outstanding shares over a 12-month period based on shares outstanding as of a designated date. During the year ended November 30, 2015, the Fund repurchased 16,705 shares at an aggregate purchase price of $218,771 which reflects a weighted-average discount from net asset value per share of 7.83%.
9. SUBSEQUENT EVENTS
On July 15, 2016, the Trustees approved a Plan of Liquidation for the Fund pursuant to which the Fund will be liquidated on or about August 12, 2016 (the “Liquidation” or the “Liquidation Date”). In approving the Liquidation, the Trustees determined that the liquidation of the Fund is in the best interests of the Fund and its shareholders.
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Accordingly, the Fund may begin positioning the portfolio for liquidation, which may cause the Fund to deviate from its stated investment objective and strategies. It is anticipated that the Fund's portfolio will be positioned into cash on or some time prior to the Liquidation Date. Effective as of the close of business on August 1, 2016, the Fund will be closed to new investments.
Any shares outstanding at the close of business on the Liquidation Date will be automatically redeemed. Such redemption shall follow the procedures set forth in the Fund's Prospectus. Any income or capital gains will be distributed to shareholders, if necessary, prior to the Liquidation.
Any time prior to or on the Liquidation Date, the shareholders of the Fund may redeem their shares of the Fund pursuant to the procedures set forth in the Fund's Prospectus. Shareholders may also exchange their shares of the Fund into shares of the same class of another Federated fund if the shareholder meets the eligibility criteria and investment minimum for the Federated fund into which the shareholder is exchanging. If you are a taxable shareholder, the Liquidation of the Fund will be a recognition event. In addition, any income or capital gains distributed to shareholders prior to the Liquidation Date will be subject to tax. All investors should consult with their tax advisor regarding the tax consequences of this Liquidation.
On June 29, 2016, the unsecured, uncommitted LOC with PNC Bank mentioned above was terminated and the Fund began participating with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (Committed LOC) agreement. The Committed LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the Committed LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the Committed LOC also is subject to the limitations of the 1940 Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the Committed LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The Committed LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of the date of this filing, the Fund had no outstanding loans and has not utilized the Committed LOC.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2015 to May 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2015	Ending Account Value 5/31/2016	Expenses Paid During Period[1]
Actual	$1,000	$1,014.20	$5.29
Hypothetical (assuming a 5% return before expenses):	$1,000	$1,019.75	$5.30
1	Expenses are equal to the Fund's annualized net expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2016
FEDERATED ENHANCED TREASURY INCOME FUND (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Fund is the successor to a closed-end fund of the same name (the “Predecessor Fund”) pursuant to a tax-free reorganization (the “Reorganization”) which took place on October 23, 2015. The performance information presented to the Board and discussed below incorporates the operations of the Predecessor Fund which, as a result of the Reorganization, are the Fund's operations.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully
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informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the
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Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio
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managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
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Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund
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family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
25

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
26

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
27

Federated Enhanced Treasury Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C589
Q452934 (7/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 26, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 26, 2016